General (Details) $ / shares in Units, € in Thousands							6 Months Ended			12 Months Ended
	Aug. 19, 2026 shares	Mar. 03, 2026 USD ($) shares	Mar. 02, 2026 USD ($) shares	Feb. 27, 2026 EUR (€)	Feb. 16, 2026 $ / shares	Mar. 24, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Jun. 30, 2026 EUR (€)	Feb. 16, 2026 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 10, 2025 USD ($)	Mar. 27, 2025
General [Line Items]
Incorporated date							Jul. 21, 2003	Jul. 21, 2003
Total consideration						$ 1,000	$ 200,000
Diluted share capital							100.00%				100.00%
Percentage of share capital and voting rights															100.00%
Total research and development expenses							$ 839,000		$ 1,237,000
Aggregate purchase price per share | $ / shares					$ 1
Nominal consideration value | €											€ 1
Gain from bargain purchase							6,401,000
Acquired business contributed net loss							$ 2,058,000
Non-dilutive grant fund amount									$ 12,000,000
Percentage of the lowest daily volume weighted average price							97.00%	97.00%
Commitment fee														$ 108,000
ADSs [Member]
General [Line Items]
Conditions of the agreement		$ 10,000,000
Shares issued | shares	1	2,878								220,000,000
Issuance related costs		$ 150,000
Aggregate gross proceeds							$ 15,000,000			$ 5,800,000
Business Combination [Member]
General [Line Items]
Acquired business contributed revenues							654,000
Recipharm Israel Ltd. [Member]
General [Line Items]
Percentage of remaining payable in cash							$ 0.50
YA [Member]
General [Line Items]
Cash			$ 5,000
Percentage was satisfied upon execution							50.00%	50.00%
Commitment fee			$ 11,000				$ 108,000						$ 5,000
YA [Member] | ADSs [Member]
General [Line Items]
Shares issued | shares			1,248				3,546	3,546
Option Agreement [Member]
General [Line Items]
Other payables										50,000
Liability										50,000
Remaining paid amount										150,000
Development funding amount							$ 3,000,000
Total research and development expenses										$ 250,000
Monthly payments on options | €				€ 13
Non-dilutive grant fund amount | €								€ 11,000
Additional cancellation fee payable							$ 50,000
Option Agreement [Member] | PinCell’s [Member]
General [Line Items]
Operating activities | €				€ 80
Share Purchase Agreement [Member]
General [Line Items]
Nominal consideration value | €												€ 1
Share Purchase Agreement [Member] | Recipharm Israel Ltd. [Member]
General [Line Items]
Percentage of issued and outstanding share capital					100.00%
Cash | €												€ 2,000